Lease - Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Total operating lease expenses	$ 5,967,113	$ 4,138,401
Minimum
Lessee Lease Description [Line Items]
Remaining lease terms	1 year
Maximum
Lessee Lease Description [Line Items]
Remaining lease terms	6 years